UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Hilltop Park Associates LLC

Address:    410 Park Avenue, 6th Floor
            New York, New York  10022

13F File Number: 028-13771

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jason Siegel
Title:      Chief Operating Officer
Phone:      (212) 644-4030

Signature, Place and Date of Signing:


/s/ Jason Siegel             New York, New York           November 14, 2011
--------------------------    -----------------------    --------------------
     [Signature]                [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       22

Form 13F Information Table Value Total:       $34,908
                                              (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

(1)   021-134078              Hilltop Park Fund QP LP

                                                     FORM 13F INFORMATION TABLE
                                                     Hilltop Park Associates LLC
                                                         September 30, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   ------- --- ----   ----------  -----    ----      ------ ----
BRIGHAM EXPLORATION CO             COM         109178103  1,764       69,807 SH           SOLE      NONE      69,807
BRIGHAM EXPLORATION CO             COM         109178103  1,521       60,193 SH         DEFINED      (1)      60,193
ELECTRONIC ARTS INC                COM         285512109    199        9,750 SH           SOLE      NONE       9,750
ELECTRONIC ARTS INC                COM         285512109    823       40,250 SH         DEFINED      (1)      40,250
MACYS INC                          COM         55616P104    130        4,934 SH           SOLE      NONE       4,934
MACYS INC                          COM         55616P104    528       20,066 SH         DEFINED      (1)      20,066
PEPSICO INC                        COM         713448108  4,903       79,209 SH           SOLE      NONE      79,209
PEPSICO INC                        COM         713448108  7,477      120,791 SH         DEFINED      (1)     120,791
POWERSHS DB US DOLLAR INDEX   DOLL INDX BULL   73936D107    543       24,334 SH           SOLE      NONE      24,334
POWERSHS DB US DOLLAR INDEX   DOLL INDX BULL   73936D107  2,245      100,666 SH         DEFINED      (1)     100,666
RANGE RES CORP                     COM         75281A109    284        4,866 SH           SOLE      NONE       4,866
RANGE RES CORP                     COM         75281A109  1,177       20,134 SH         DEFINED      (1)      20,134
ROVI CORP                          COM         779376102    297        6,900     CALL     SOLE      NONE       6,900
ROVI CORP                          COM         779376102  1,208       28,100     CALL   DEFINED      (1)      28,100
ROVI CORP                          COM         779376102  1,499       34,870 SH           SOLE      NONE      34,870
ROVI CORP                          COM         779376102  1,725       40,130 SH         DEFINED      (1)      40,130
TRIANGLE PETE CORP               COM NEW       89600B201  1,053      293,361 SH           SOLE      NONE     293,361
TRIANGLE PETE CORP               COM NEW       89600B201  3,147      876,639 SH         DEFINED      (1)     876,639
VERIFONE SYS INC                   COM         92342Y109    341        9,750 SH           SOLE      NONE       9,750
VERIFONE SYS INC                   COM         92342Y109  1,410       40,250 SH         DEFINED      (1)      40,250
YAHOO INC                          COM         984332106  1,574      119,541 SH           SOLE      NONE     119,541
YAHOO INC                          COM         984332106  1,060       80,459 SH         DEFINED      (1)      80,459

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